SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - shares	Sep. 30, 2017	Sep. 30, 2016
Convertible Preferred Stock	2,630,953	1,488,396
Stock Options	516,342	443,648
Warrants	1,479,212	519,573
Unvested Restricted Stock	0	52,000
Anti dilutive Securities	4,626,507	2,503,617
Anti-dilutive
Convertible Preferred Stock	0	0
Stock Options	0	202,694
Warrants	0	0
Unvested Restricted Stock	0	0
Anti dilutive Securities	0	202,694